Business Combinations - Schedule of Preliminary Allocation to Intangible Assets (Details) $ in Thousands	1 Months Ended
Jun. 30, 2018 USD ($)
Total intangible assets	$ 178,010
Total intangible assets, term	9 years 9 months 18 days
NPS Holdings Limited [Member]
Total intangible assets	$ 125,000
Gulf Energy S.A.O.C [Member]
Total intangible assets	53,010
Customer Contracts and Software [Member]
Total intangible assets	$ 153,010
Total intangible assets, term	10 years
Customer Contracts and Software [Member] | NPS Holdings Limited [Member]
Total intangible assets	$ 110,000
Customer Contracts and Software [Member] | Gulf Energy S.A.O.C [Member]
Total intangible assets	43,010
Trademarks and Trade Names [Member]
Total intangible assets	$ 25,000
Total intangible assets, term	8 years
Trademarks and Trade Names [Member] | NPS Holdings Limited [Member]
Total intangible assets	$ 15,000
Trademarks and Trade Names [Member] | Gulf Energy S.A.O.C [Member]
Total intangible assets	$ 10,000